VOYA INVESTORS TRUST
Voya Balanced Income Portfolio
(the "Portfolio")
Supplement dated June 8, 2021
to the Portfolio's Adviser Class, Institutional Class, Service Class
and Service 2 Class shares Prospectus and related Summary
Prospectus, each dated May 1, 2021
(each a "Prospectus" and collective "the Prospectuses")
On May 27, 2021, the Board of Trustees of Voya Investors Trust approved changes with respect to the Portfolio's principal investment strategies and portfolio management team, effective on or about July 9, 2021.
Effective on or about July 9, 2021, the Portfolio's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:
Under normal market conditions, the Portfolio intends to invest approximately 60% of its assets in debt securities and approximately 40% of its assets in equity securities ("Target Allocation"). The sub-adviser ("Sub- Adviser") may deviate from the Target Allocation within the range of +/- 15% relative to the Target Allocation to adjust portfolio exposures and risk in response to changing market conditions. The Portfolio may be rebalanced periodically to return to the Target Allocation.
Debt Portion
The debt portion of the Portfolio ("Debt Portion") is not managed relative to an index, instead the Sub-Adviser seeks to produce positive returns across varying market conditions. To seek this goal, the Portfolio has flexibility to invest across a broad range of fixed-income securities and derivatives without regard to a benchmark. The Debt Portion generally maintains a dollar-weighted average duration profile between 0 and 8 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.
The Debt Portion may include investment-grade securities and below investment-grade securities, commonly referred to as "junk bonds." Investment grade securities would be rated at least BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc. or BBB- by Fitch Ratings or have an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, would be determined by the Sub-Adviser to be of comparable quality. The Debt Portion may also invest in floating rate loans, and other floating rate debt instruments.
Debt instruments may be issued by various U.S. and non-U.S. public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers' acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. The Portfolio may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and U.S. and non-U.S. corporations.

Equity Portion
The equity portion of the Portfolio ("Equity Portion") includes securities of U.S. and non-U.S. issuers. The Sub- Adviser seeks to maximize total return of the Equity Portion by investing in U.S. and non-U.S. equity securities with dividend yields the Sub-Adviser believes are attractive and in companies that the Sub-Adviser believes have above-average growth prospects.

The Portfolio may invest in real estate-related securities, including real estate investment trusts.
In managing both the Debt and Equity Portions, the Portfolio may also invest up to 35% of its net assets in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules regulations, and exemptive orders thereunder ("1940 Act").
The Portfolio may invest up to 25% of its assets in foreign securities, including companies located in countries with emerging securities markets, either directly or through depositary receipts.
The Portfolio may also invest in derivatives, including options, futures, index futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or to assist in managing cash.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33⅓% of its total assets.
2.
The section entitled "Performance Information" of the Portfolio's Prospectus is hereby revised to include the following as the fourth paragraph:
The Portfolio's performance prior to July 9, 2021 reflects returns achieved pursuant to different principal investment strategies. If the Portfolio's current strategies had been in place for the prior periods, the performance information shown would have been different.
3.
The
sub-section entitled "Portfolio Management – Portfolio Managers" of the Portfolio's Prospectuses, is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Jeffrey Bianchi, CFA	Vincent Costa, CFA
Portfolio Manager (since 07/21)	Portfolio Manager (since 05/19)
Brian Timberlake, Ph.D., CFA	Paul Zemsky, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 05/19)
4.
The following paragraph is added under the
sub-section entitled "Management of the Portfolios – The Sub- Advisers and Portfolio Managers – Voya Balanced Income Portfolio" of the Portfolio's Prospectus:
Jeffrey Bianchi, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies. Mr.
Bianchi joined Voya IM in 1994 as a quantitative analyst and later became a fundamental research analyst in 1995. He assumed assistant portfolio management duties on the large cap growth strategy in 2000, and was named a portfolio manager on the strategy in 2008. He also assumed portfolio manager responsibilities of the mid cap growth strategy in 2005.
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VOYA INVESTORS TRUST
Voya Balanced Income Portfolio
(the "Portfolio")
Supplement dated June 8, 2021
to the Portfolio's Adviser Class, Institutional Class, Service Class, and Service 2 Class
Statement of Additional Information (the "SAI"),
dated May 1, 2021
On May 27, 2021, the Portfolio's Board of Trustees of Voya Investors Trust approved changes with respect to the Portfolio's principal investments strategies and portfolio management team, effective on or about July 9, 2021.
Effective on or about July 9, 2021, the Portfolio's SAI
is
revised as follows:
1.
The tables in the
sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the sub-section entitled "Sub-Adviser – Portfolio Management – Voya Balanced Income Portfolio" in the Portfolio's SAI are hereby amended to include the following:
Other Accounts Managed
	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles

Portfolio	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts

Jeffrey	5	$11,825,957,278	41	$947,736,754	41 6	$8,874,640,211
Bianchi, CFA 4

4
As of April 30, 2021.
6
Two of these accounts with total assets of $309,885,211 have a performance-based advisory fee.
Ownership of Securities
	Portfolio Manager	Dollar Range of Fund Shares Owned

	Jeffrey Bianchi, CFA 1	None

1	As of April 30, 2021.
2.
The line items with respect to the Portfolio in the
sub-section entitled "Sub-Adviser – Portfolio Management – Compensation" in the Portfolio's SAI is hereby deleted in its entirety and replaced with the following:
Portfolio	Portfolio Manager	Benchmark

Voya Balanced Income Portfolio	Jeffrey Bianchi, CFA, Vincent Costa, CFA,	60% Bloomberg Barclays U.S. Aggregate
	Brian Timberlake, Ph.D., CFA, and Paul	Bond Index; 30% Russell 1000® Index;
	Zemsky, CFA	10% MSCI EAFE® Index

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